STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
STOCK-BASED COMPENSATION

NOTE 8—STOCK-BASED COMPENSATION

Equity instruments are measured at fair value on the grant date. Stock-based compensation expense is generally recognized on a straight-line basis over the requisite service periods of the awards. Compensation expense is based on awards we expect to ultimately vest. Therefore, we have reduced compensation expense for estimated forfeitures based on our historical forfeiture rates. Our estimate of forfeitures is determined at the grant date and is revised if our actual forfeiture rate is materially different from our estimate.

Total compensation expense recognized for the years ended December 31, 2014, 2013 and 2012 was as follows:

	December 31,
	2014	2013	2012
	(In thousands)
Stock options	$1,747	$4,321	$3,984
Restricted stock and restricted stock units	14,417	12,326	6,880
Performance shares	352	4,453	4,505
Total	$16,516	$21,100	$15,369

Included in stock-based compensation expense, net is a reversal of prior recognized expense resulting from personnel severance arrangements of $2.0 million for the year ended December 31, 2014, which is reflected in restructuring expenses in the consolidated statement of operations.

As of December 31, 2014, total unrecognized estimated compensation expense related to nonvested awards was $26.8 million.

The components of the total gross unrecognized estimated compensation expense and their expected remaining weighted-average periods for expense recognition are as follows (amounts in thousands; periods in years):

	Amount	Weighted-Average Period
Stock options	$1,457	1.1
Restricted stock and restricted stock units	$21,164	2.1
Performance shares	$4,140	1.9

Stock Plans

2014 McDermott International, Inc. Long-Term Incentive Plan

In May 2014, our shareholders approved the 2014 LTIP. Members of the Board of Directors, officers, employees and consultants are eligible to participate in the plan. The Compensation Committee of the Board of Directors selects the participants for the plan. The plan provides for a number of forms of stock-based compensation, including incentive and non-qualified stock options, restricted stock, restricted stock units and performance shares and performance share units, subject to satisfaction of specific performance goals. Shares approved under the 2009 McDermott International, Inc. Long-Term Incentive Plan (the “2009 LTIP”) that were not awarded as of the date of approval of the 2014 LTIP, or shares that are subject to awards that are cancelled, terminated, forfeited, expired or settled in cash in lieu of shares, are available for issuance under the 2014 LTIP. As part of the approval of the 2014 LTIP, 6,600,000 shares were authorized for issuance.

2009 McDermott International, Inc. Long-Term Incentive Plan

We no longer issue awards under the 2009 LTIP. Members of the Board of Directors, executive officers and key employees were eligible to participate in the plan. The Compensation Committee of the Board of Directors selected the participants for the plan. The plan provided for a number of forms of stock-based compensation, including incentive and non-qualified stock options, restricted stock, restricted stock units and performance shares and performance units, subject to satisfaction of specific performance goals. Shares approved under the 2001 Directors and Officers Long-Term Incentive Plan (the “2001 LTIP”) that were not awarded as of the date of approval of the 2009 LTIP, or shares that were subject to awards that were cancelled, terminated, forfeited, expired or settled in cash in lieu of shares, were available for issuance under the 2009 LTIP. As part of the approval of the 2009 LTIP, 9,000,000 shares were authorized for issuance. Options to purchase shares were granted at the fair market value (closing trading price) on the date of grant, became exercisable at such time or times as determined when granted and expired not more than seven years after the date of grant.

2001 Directors and Officers Long-Term Incentive Plan

We no longer issue awards under the 2001 LTIP. Members of the Board of Directors, executive officers, key employees and consultants were eligible to participate in the 2001 LTIP. The Compensation Committee of the Board of Directors selected the participants for the plan. The plan provided for a number of forms of stock-based compensation, including incentive and nonqualified stock options, stock appreciation rights, restricted stock, deferred stock units, performance shares and performance units, subject to satisfaction of specific performance goals. Options to purchase shares were granted at not less than 100% of the fair market value (average of the high and low trading price) on the date of grant, became exercisable at such time or times as determined when granted and expire not more than seven years after the date of the grant. Options granted prior to May 2009 expire not more than ten years after the date of the grant. Shares of common stock available to be awarded under the 2001 LTIP are available under the terms of the 2009 LTIP and have been included in the amount available for grant discussed above.

Thrift Plan

On November 12, 1991, 15,000,000 of the authorized and unissued shares of common stock were reserved for issuance for the employer match to the Thrift Plan. On October 11, 2002, an additional 15,000,000 of the authorized and unissued shares of common stock were reserved for issuance for the employer match to the Thrift Plan. Those employer matching contributions equal 50% of the first 6% of compensation, as defined in the Thrift Plan, contributed by participants, and fully vest and are nonforfeitable after three years of service or upon retirement, death, involuntary termination of employment due to reduction in force or approved disability. Effective June 2010, we began making employer matching contributions in cash, in lieu of shares of common stock. Accordingly, there were no shares issued under the Thrift Plan during the years ended December 31, 2014, 2013 and 2012.

In the event of a change in control of our company, all of these stock-based compensation programs have provisions that may cause restrictions to lapse with respect to restricted stock units and accelerate the exercisability of outstanding options.

Stock Options

The fair value of each option grant was estimated with the following weighted-average assumptions:

	Year Ended December 31,
	2014	2013	2012
Risk-free interest rate	—	0.68%	0.77%
Expected volatility	—	56%	59%
Expected life of the option in years	—	4.60	4.60
Expected dividend yield	—	0.0%	0.0%

The risk-free interest rate is based on the implied yield on a U.S. Treasury zero-coupon issue with a remaining term equal to the expected life of the option. The expected volatility is based on implied volatility from publicly traded options on our common stock, historical volatility of the price of our common stock and other factors. The expected life of the option is based on observed historical patterns. The expected dividend yield is zero based on the projected annual dividend payment. This amount is zero because we have not paid cash dividends historically and do not expect to pay cash dividends for the foreseeable future, although management continues to review and may elect to change this practice.

The following table summarizes activity for our stock options for the year ended December 31, 2014 (share data in thousands):

	Number of Option Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)
Outstanding at beginning of period	3,762	$11.78
Granted	—	—
Exercised	(169)	2.14
Cancelled/expired/forfeited	(300)	12.75
Outstanding at end of period(1)	3,293	$12.18	3.3 Years	$0.0
Exercisable at end of period	2,521	$12.47	2.8 Years	$0.0

(1)	Of the remaining outstanding options at the end of the period, we expect approximately 0.7 million shares underlying the options to vest at a weighted-average exercise price of $11.27.

The aggregate intrinsic value included in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on December 31, 2014. The intrinsic value is calculated as the total number of option shares multiplied by the excess of the closing price of our common stock on the last trading day over the exercise price of the options. This amount changes based on the fair market value of our common stock.

During the years ended December 31, 2014, 2013 and 2012, the total intrinsic value of stock options exercised was $0.9 million, $0.5 million and $1.9 million, respectively. We recorded cash received in the years ended December 31, 2014, 2013 and 2012 from the exercise of these stock options totaling $0.6 million, $0.3 million and $1.4 million, respectively. The weighted-average fair value of the stock options granted in the years ended December 31, 2013 and 2012 was $4.78 and $6.93, respectively. The total fair value of shares vested during the years ended December 31, 2014, 2013 and 2012 was $4.4 million, $3.7 million and $3.6 million, respectively.

There were no tax benefits realized related to stock options exercised during the years ended December 31, 2014, 2013 and 2012.

Restricted Stock and Restricted Stock Units

Nonvested restricted stock and restricted stock units and changes during the year ended December 31, 2014 were as follows (share data in thousands):

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested at beginning of period	3,767	$9.18
Granted	2,536	7.56
Vested	(1,097)	10.69
Cancelled/forfeited	(558)	8.66
Nonvested at end of period	4,648	$8.00

There were no tax benefits realized related to restricted stock and restricted stock units lapsed during the years ended December 31, 2014 and 2013.

Performance Shares

Nonvested performance share awards and changes during the year ended December 31, 2014 were as follows (share data in thousands):

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested at beginning of period	1,168	$13.70
Granted	626	7.76
Vested	—	—
Cancelled/forfeited	(342)	11.97
Nonvested at end of period	1,452	$11.55